Summary of Significant Accounting Policies (Details 2) - USD ($)	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities	$ 2,700
Warrant liabilities, Fair value	2,700
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities, Fair value
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities, Fair value
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities, Fair value	$ 2,700